Shareholders' Equity - Summary of Calculations of Basic and Diluted Loss Per Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Profit (loss), attributable to owners of parent	R$ (9,000,434)	R$ 24,591,140	R$ (6,365,019)
Common shares
Statement [Line Items]
Profit (loss), attributable to owners of parent	R$ (8,764,803)	R$ 22,036,074	R$ (4,896,241)
Weighted average number of outstanding shares
Weighted average number of shares outstanding	5,788,447	1,344,686	519,752
Net income (loss) per share
Basic and diluted earnings (loss) per share	R$ (1.51)	R$ 16.39	R$ (9.42)
Preferred shares
Statement [Line Items]
Profit (loss), attributable to owners of parent	R$ (235,631)	R$ 2,555,066	R$ (1,468,778)
Weighted average number of outstanding shares
Weighted average number of shares outstanding	155,615	155,915	155,915
Net income (loss) per share
Basic and diluted earnings (loss) per share	R$ (1.51)	R$ 16.39	R$ (9.42)